Schedule of Investments – April 30, 2026 (unaudited)

Integrity Mid-North American Resources Fund

		Fair
	Shares	Value
COMMON STOCKS (99.5%)

Consumer Discretionary (1.7%)
MURPHY USA INC	3,000	$1,764,000
*TESLA INC	4,500	1,717,335
		3,481,335
Consumer Staples (0.9%)
*DARLING INGREDIENTS INC	30,000	1,926,900
		1,926,900
Energy (76.3%)
SHELL PLC	40,000	3,626,800
TENARIS SA ADR	25,000	1,597,500
*ANTERO RESOURCES CORP	140,000	5,496,400
ARCHROCK INC	220,000	8,525,000
BAKER HUGHES A GE CO	130,000	9,057,100
CAMECO CORP	8,000	984,320
CENOVUS ENERGY INC	60,000	1,754,400
CHENIERE ENERGY INC	45,000	12,372,750
EXPAND ENERGY CORP	38,000	3,881,700
CHEVRON CORP	39,000	7,539,090
CONOCOPHILLIPS	20,000	2,515,600
DIAMONDBACK ENERGY INC	55,000	11,309,650
EQT CORP	75,000	4,506,000
EXXON MOBIL CORP	10,000	1,543,300
KODIAK GAS SERVICES INC	140,000	9,492,000
*NEXTDECADE CORP	500,000	3,915,000
OVINTIV INC	60,000	3,693,000
PERMIAN RESOURCES CORP	400,000	8,648,000
PHILLIPS 66	35,000	6,270,250
SLB LTD	45,000	2,559,600
TARGA RESOURCES CORP	50,000	13,004,000
TC ENERGY CORP	100,000	6,693,000
TEXAS PACIFIC LAND CORP	9,000	3,993,030
VALERO ENERGY CORP	29,000	7,324,820
VENTURE GLOBAL INC	230,000	3,052,100
WILLIAMS COS INC/THE	150,000	11,446,500
TECHNIPFMC PLC	40,000	3,022,800
*EXPRO GROUP HOLDINGS NV	20,000	364,200
		158,187,910
Industrials (5.7%)
GE VERNOVA INC	2,000	2,166,920
*GENERAC HOLDINGS INC	4,000	1,036,920
*NEXTPOWER INC	19,000	2,263,470
*SHOALS TECHNOLOGIES GROUP INC	130,000	1,032,200
VERTIV HOLDINGS CO	16,000	5,255,840
		11,755,350
Information Technology (3.0%)
BADGER METER INC	25,000	3,022,750
*FIRST SOLAR INC	16,000	3,230,240
		6,252,990
Materials (2.2%)
DOW INC	60,000	2,429,400
NUTRIEN LTD	30,000	2,280,000
		4,709,400

Real Estate (1.8%)
LANDBRIDGE CO LLC	56,000	3,848,880
		3,848,880
Utilities (7.9%)
ENTERGY CORP	42,000	4,952,220
NRG ENERGY INC	26,000	4,045,080
VISTRA CORP	20,000	3,156,800
XCEL ENERGY INC	50,000	4,147,500
		16,301,600

TOTAL INVESTMENTS (Cost $146,721,001)		$206,464,365
OTHER ASSETS LESS LIABILITIES (0.5%)		$954,598
NET ASSETS (100.0%)		$207,418,963

*Non-income producing
PLC - Public Limited Company
ADR - American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

NOTE: INVESTMENT IN SECURITIES (unaudited)
At April 30, 2026, the net unrealized appreciation/(depreciation) based on the cost of investments for federal income tax purposes was as follows:

Integrity Mid-North American Resources Fund
Investments at cost	$146,721,001
Unrealized appreciation	$61,181,658
Unrealized depreciation	(1,438,294)
Net unrealized appreciation/(depreciation)*	$59,743,364

*Differences between financial reporting-basis and tax-basis unrealized appreciation/(depreciation) are due to differing treatment of wash sales and market discount.

NOTE: FAIR VALUE MEASUREMENTS (unaudited)

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc). Level 3 inputs are based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The following is a summary of the inputs used to value the Funds’ investments as of April 30, 2026:

Integrity Mid-North American Resources Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$206,464,365	$-	$-	$206,464,365
Total	$206,464,365	$-	$-	$206,464,365